FIVE HIGHEST PAID EMPLOYEES - Details of remuneration (Details) ¥ in Millions		12 Months Ended
		Dec. 31, 2017 CNY (¥) employee director	Dec. 31, 2016 CNY (¥) employee director	Dec. 31, 2015 CNY (¥) employee director
Disclosure Of Highest Paid Employees [line items]
Number of Directors who received an amount which falls within the category of the five highest paid employees | director		0	0	0
Pension scheme contributions		¥ 651	¥ 695	¥ 613
Amount paid/payable during the year		¥ 6,517	¥ 6,403	¥ 6,924
Highest paid employees [member]
Disclosure Of Highest Paid Employees [line items]
Number of highest paid employees | employee		5	5	5
Salaries, allowances and benefits in kind	[1]	¥ 21	¥ 23	¥ 22
Performance related bonuses		19	14	17
Pension scheme contributions		1	1	1
Amount paid/payable during the year		¥ 41	¥ 38	¥ 40

[1]	Salaries, allowances, and benefits in kind represent the gross amount (before applicable individual salary tax) paid/payable to individual employees.